Convertible bonds (Tables)	12 Months Ended
Dec. 31, 2020
Short-term loans
Schedule of convertible bonds

	December 31,
	2019	2020
	RMB	RMB

Non-current
2025 Convertible Senior Notes	2,646,642	2,679,216
2026 Convertible Senior Notes	2,361,929	2,405,146
Total	5,008,571	5,084,362